CONCENTRATIONS (Details Narrative) - Sales [Member]	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Concentration Risk, Percentage	54.50%
First customer
Concentration Risk, Percentage	24.00%
Second customer
Concentration Risk, Percentage	19.70%
Third customer
Concentration Risk, Percentage	10.80%
UNITED STATES
Concentration Risk, Percentage	10.00%	10.00%